UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
December 20, 2024 to September 30, 2025

Commission File Number	Exact name of registrant as specified in its charter; State of Incorporation; Address and Telephone Number	IRS Employer Identification No.

333-282616-01	Ameren Missouri Securitization Funding I, LLC	33-1368847
(Issuing Entity)
(Delaware Corporation)
1901 Chouteau Avenue
St. Louis, Missouri 63103
(314) 621-3222

1-2967	Union Electric Company	43-0559760
(Depositor and Sponsor)
(Missouri Corporation)
1901 Chouteau Avenue
St. Louis, Missouri 63103
(314) 621-3222

Registered/reporting pursuant to (check one)
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Series 2024-A Securitized Utility Tariff Bonds	☐	☐	☒	N/A

Indicate by check mark whether each registrant: (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes	☒	No	☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is October 1, 2025.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus relating to the Securitization Utility Tariff Bonds, Series 2024-A (the “Securitization Bonds”), dated December 10, 2024, of Ameren Missouri Securitization Funding I, LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on December 4, 2024, under the depositor’s Commission File Number.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Securitization Bonds have been made with respect to the October 1, 2025 distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D.
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sale of Securities and Use of Proceeds.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. Reserved.
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits
Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit Number	Description
3.1	Certificate of Formation of Ameren Missouri Securitization Funding I, LLC
3.2	Amended and Restated Limited Liability Company Agreement of Ameren Missouri Securitization Funding I, LLC, dated as of December 10, 2024
4.1	Indenture between Ameren Missouri Securitization Funding I, LLC and The Bank of New York Mellon Trust Company, N.A., dated as of December 20, 2024
4.2	Series Supplement between Ameren Missouri Securitization Funding I, LLC and The Bank of New York Mellon Trust Company, N.A. (including forms of the Bonds), dated as of December 20, 2024
10.1	Securitized Utility Tariff Property Servicing Agreement between Ameren Missouri Securitization Funding I, LLC and Union Electric Company, as Servicer, dated as of December 20, 2024
10.2	Securitized Utility Tariff Property Purchase and Sale Agreement between Ameren Missouri Securitization Funding I, LLC and Union Electric Company, as Seller, dated as of December 20, 2024
10.3	Administration Agreement between Ameren Missouri Securitization Funding I, LLC and Union Electric Company, as Administrator, dated as of December 20, 2024
99.1*	Semi-annual Servicer’s Certificate relating to the Bonds, dated September 23, 2025

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ameren Missouri Securitization Funding I, LLC, as Issuing Entity

		By:	Union Electric Company d/b/a/ Ameren Missouri, as servicer

Date:	October 10, 2025	By:	/s/ Mitchell J. Lansford
Mitchell J. Lansford Vice President and Treasurer (Senior officer in charge of servicing function of the servicer)